CONSOLIDATED BALANCE SHEETS (Parentheticals) (USD $)	Jun. 30, 2013	Jun. 30, 2012
Statement Of Financial Position [Abstract]
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	21,121,372	21,121,372
Common stock, shares outstanding	21,121,372	21,121,372